Jun. 14, 2019

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated June 14, 2019

to the Summary Prospectuses and Prospectus dated March 1, 2019, as supplemented

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia ex-Japan ETF	JPMorgan BetaBuilders Europe ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan Diversified Return Emerging Markets Equity ETF
Management Fee	0.19%	0.19%	0.09%	0.19%	0.44%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.19%	0.19%	0.09%	0.19%	0.44%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan Diversified Return Europe Equity ETF	JPMorgan Diversified Return Global Equity ETF	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Management Fee	0.37%	0.29%	0.37%	0.18%	0.24%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.37%	0.29%	0.37%	0.18%	0.24%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
Management Fee	0.29%	0.12%	0.12%	0.12%	0.12%	0.12%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.29%	0.12%	0.12%	0.12%	0.12%	0.12%

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders MSCI US REIT ETF

Prospectus dated

June 13, 2018, as supplemented

JPMorgan Disciplined High Yield ETF

JPMorgan Global Bond Opportunities ETF

JPMorgan Ultra-Short Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

Prospectuses dated

July 1, 2018, as supplemented

JPMorgan Ultra-Short Municipal Income ETF

Prospectus dated

October 15, 2018, as supplemented

JPMorgan Municipal ETF

Prospectus dated

October 22, 2018, as supplemented

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan U.S. Aggregate Bond ETF

Prospectuses dated

December 9, 2018, as supplemented

JPMorgan Core Plus Bond ETF

Prospectus dated

January 23, 2019

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated June 14, 2019

to the Summary Prospectuses and Prospectuses as dated above

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan BetaBuilders MSCI US REIT ETF	JPMorgan Disciplined High Yield ETF	JPMorgan Global Bond Opportunities ETF	JPMorgan Ultra-Short Income ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
Management Fee	0.11%	0.24%	0.50%	0.18%	0.39%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.11%	0.24%**	0.50%	0.18%	0.39%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan Ultra-Short Municipal Income ETF	JPMorgan Municipal ETF	JPMorgan Corporate Bond Research Enhanced ETF	JPMorgan U.S. Aggregate Bond ETF	JPMorgan Core Plus Bond ETF
Management Fee	0.18%	0.24%	0.14%	0.07%	0.40%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.18%	0.24%	0.14%	0.07%	0.40%

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

**
The expense cap on the JPMorgan Disciplined High Yield ETF will be lowered to 0.24% on or about September 9, 2019. This change will occur regardless of whether shareholders approve the unitary fee for this Fund.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Alternatives ETF

JPMorgan Event Driven ETF

JPMorgan Long/Short ETF

JPMorgan Managed Futures Strategy ETF

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated June 14, 2019

to the Summary Prospectuses and Prospectus dated March 1, 2019

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan Diversified Alternatives ETF	JPMorgan Event Driven ETF	JPMorgan Long/Short ETF	JPMorgan Managed Futures Strategy ETF
Management Fee	0.85%	0.85%	0.69%	0.59%

Other Expenses	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.85%	0.85%	0.69%	0.59%

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds (inclusive of the subsidiary expenses for JPMorgan Diversified Alternatives ETF and JPMorgan Managed Futures Strategy ETF), except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE